Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

The following table provides the components of share-based compensation expense and the associated tax benefit:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2018	2017	2016
TSRUs(a)	$302	$221	$134
RSUs	286	301	299
PPSs	276	209	135
PSAs	62	47	13
Stock options	12	55	106
Directors’ compensation	10	7	4
Share-based payment expense	949	840	691
Tax benefit for share-based compensation expense(b)	(180)	(163)	(205)
Share-based payment expense, net of tax	$769	$677	$486

(a)	Includes $7.0 million of expense for PTSRUs.

(b)	2018 and 2017 include the impact of the TCJA on income taxes.

Schedule of Share-based Payment Award, Stock Appreciation Rights, Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of TSRUs:
	Year Ended December 31,
	2018	2017	2016
Expected dividend yield(a)	3.73%	3.69%	3.85%
Risk-free interest rate(b)	2.60%	1.98%	1.31%
Expected stock price volatility(c)	20.00%	18.39%	21.64%
Contractual term (years)	5.12	5.11	5.12

(a)	Determined using a constant dividend yield during the expected term of the TSRU.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity

The following table summarizes all TSRU activity during 2018:
	TSRUs (Thousands)	Weighted-Average Grant-Date Fair Value Per TSRU	Weighted-Average Grant Price Per TSRU
Nonvested, December 31, 2017	103,906	$6.07	$32.47
Granted	47,755	7.42	35.75
Vested(a)	(7,203)	6.67	34.49
Forfeited	(5,512)	6.55	33.88
Nonvested, December 31, 2018	138,945	$6.48	$33.44

(a)
Includes the modification of approximately 1.7 million TSRUs to approximately 260 employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial.

The following table summarizes TSRU and PTU information as of December 31, 2018(a), (b):
	TSRUs (Thousands)	PTUs (Thousands)	Weighted-Average Grant Price Per TSRU	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions)
TSRUs Outstanding	156,534	—	$33.09	3.1	$2,073
TSRUs Vested(c)	17,588	—	30.30	1.5	332
TSRUs Expected to vest(d)	133,878	—	33.38	3.2	1,688
TSRUs exercised and converted to PTUs	—	1,385	$—	0.5	$60

(a)	In 2018, we settled 7,643,846 TSRUs with a weighted-average grant price of $23.13 per unit.

(b)	In 2018, 2,809,652 TSRUs with a weighted-average grant price of $27.86 per unit were converted into 1,408,622 PTUs.

(c)
Includes the modification of approximately 1.7 million TSRUs to approximately 260 employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial.

(d)	The number of TSRUs expected to vest takes into account an estimate of expected forfeitures.

The following table provides data related to all TSRU activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER TSRU AMOUNTS)	2018	2017	2016
Weighted-average grant-date fair value per TSRU	$7.42	$6.23	$5.83
Total compensation cost related to nonvested TSRU grants not yet recognized, pre-tax	$246	$232	$164
Weighted-average period over which TSRU cost is expected to be recognized (years)	1.6	1.7	1.9

Schedule of Nonvested Restricted Stock Units Activity

The following table summarizes all RSU activity during 2018:
	Shares (Thousands)	Weighted-Average Grant-Date Fair Value Per Share
Nonvested, December 31, 2017	22,241	$32.64
Granted	9,083	35.90
Vested(a)	(3,701)	34.02
Reinvested dividend equivalents	974	38.96
Forfeited	(1,321)	33.85
Nonvested, December 31, 2018	27,276	$33.70

(a)
Includes the modification of approximately 150 thousand RSUs to approximately 140 employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit vesting upon termination. The impact to the compensation expense was immaterial.

The following table provides data related to all RSU activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2018	2017	2016
Total fair value of shares vested(a)	$146	$584	$293
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$256	$254	$262
Weighted-average period over which RSU cost is expected to be recognized (years)	1.7	1.7	1.7

(a)
2018 includes modification of approximately 150 thousand RSUs to approximately 140 employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit vesting upon termination. The impact to the compensation expense was immaterial. 2017 includes the modification for a commitment to pay approximately 6.4 million RSUs to approximately 9,900 employees, including senior and key management employees, for 6.6 million RSUs. These shares were paid in the first quarter of 2018.

Schedule of Nonvested Performance-based Units Activity

The following table summarizes all PSA activity during 2018, with the shares granted representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2017	4,024	$36.22
Granted	1,833	35.74
Vested(a)	(112)	39.58
Forfeited	(463)	37.12
Nonvested, December 31, 2018	5,282	$43.65

(a)
Includes the modification of a few PSAs to a few employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial.

The following table provides data related to all PSA activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2018	2017	2016
Total fair value of shares vested(a)	$4	$58	$9
Total compensation cost related to nonvested PSA grants not yet recognized, pre-tax	$41	$34	$30
Weighted-average period over which PSA cost is expected to be recognized (years)	1.8	1.8	1.8

(a)
Includes the 2018 modification of a few PSAs to a few employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial. Includes the 2017 modification for a commitment to pay 1.1 million PSAs to approximately 90 employees, including senior and key management employees, for 1.1 million PSAs. These shares were paid in the first quarter of 2018.

The following table summarizes all PPS activity during 2018, with the shares representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2017	20,973	$36.22
Granted	6,769	35.74
Vested(a)	(7,483)	37.31
Forfeited	(998)	38.23
Nonvested, December 31, 2018(b)	19,261	$43.65

(a)
Includes the modification of approximately 200 thousand PPSs to approximately 140 employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial.

(b)	Vested and non-vested shares outstanding, but not paid as of December 31, 2018 were 33.9 million.

The following table provides data related to all PPS activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2018	2017	2016
Total fair value of shares vested(a)	$169	$131	$118
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$102	$94	$93
Weighted-average period over which PPS cost is expected to be recognized (years)	1.8	1.7	1.8

(a)
Includes the modification of approximately 200 thousand PPSs to approximately 140 employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit the vesting upon termination. The impact to compensation expense was immaterial.

Schedule of Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of stock options:
	Year Ended December 31,
	2018	2017	2016
Expected dividend yield(a)	3.73%	3.69%	3.85%
Risk-free interest rate(b)	2.85%	2.23%	1.55%
Expected stock price volatility(c)	20.02%	18.39%	21.64%
Expected term (years)(d)	6.75	6.75	6.75

(a)	Determined using a constant dividend yield during the expected term of the option.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

(d)	Determined using historical exercise and post-vesting termination patterns.

Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes all stock option activity during 2018:
	Shares (Thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (Millions)
Outstanding, December 31, 2017	150,757	$27.27
Granted	1,372	35.74
Exercised	(47,740)	26.59
Forfeited	(219)	33.96
Expired	(379)	24.69
Outstanding, December 31, 2018(b)	103,791	27.69	4.4	$1,657
Vested and expected to vest, December 31, 2018(c)	103,621	27.68	4.4	1,655
Exercisable, December 31, 2018	100,078	$27.47	4.2	$1,619

(a)	Market price of our underlying common stock less exercise price.

(b)
Includes the modification of approximately 190 thousand stock options to a few employees, including management employees, in connection with our Organizing for Growth initiative. The terms were modified to permit a longer exercise term after termination.

(c)	The number of options expected to vest takes into account an estimate of expected forfeitures.

The following table summarizes data related to all stock option activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2018	2017	2016
Weighted-average grant-date fair value per stock option	$5.06	$4.01	$3.89
Aggregate intrinsic value on exercise	$625	$331	$389
Cash received upon exercise	$1,259	$862	$1,019
Tax benefits realized related to exercise	$115	$95	$112
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$5	$10	$58
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.7	0.8	1.1